Cover	12 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	Lavoro Limited
Amendment Description	EXPLANATORY NOTEThis Post-Effective Amendment No. 1 to the Registration Statement on Form F-l (File No. 333-270791), as amended (the “Registration Statement”), of Lavoro Limited (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on May 25, 2023, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to update the information in the Registration Statement to reflect the Company’s results for the fiscal year ended June 30, 2023.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001945711
Amendment Flag	true
Document Type	POS AM